UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                             REYNOLDS FUNDS, INC.
                              ------------------
               (Exact name of registrant as specified in charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                              Frederick L. Reynolds
                           Reynolds Capital Management
                             2580 Kekaa Drive, #115
                               Lahaina, HI 96761
                               ------------------
                    (Name and address of agent for service)

                                 1-800-773-9665
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               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
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Item 1. Schedule of Investments.


Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)


SHARES OR PRINCIPAL AMOUNT                                            VALUE
-----------------------------------------------------------------------------

COMMON STOCKS-10.9% (A)

        Engineering/Construction-0.3%
        500    Fluor Corp.                                           $72,860


        Entertainment/Media-3.7%
      4,800    Apple, Inc.*                                          950,784


        Internet Information Providers-5.7%

        850    Baidu.com, Inc. SP-ADR*                               331,831

      1,600    Google Inc.*                                        1,106,368
                                                           -----------------
               				                           1,438,199

        Wireless Communication-1.2%
      2,800    Research In Motion Ltd.*                              317,520
                                                           -----------------
               Total common stocks
		 (Cost $1,077,164) 			           2,779,363

SHORT-TERM INVESTMENTS-89.4% (A)

        U.S. Treasury Securities-62.9%
$16,000,000    U.S. Treasury Bills, 2.47%-2.67%,
                 due 1/24/08                                      15,973,985
                                                           -----------------
               Total U.S. treasury securities
		 (Cost $15,973,985)		                  15,973,985

        Variable Rate Demand Notes-26.5 %
  1,200,000    American Family Financial Services, 3.92%           1,200,000

  4,322,131    U.S. Bank, N.A., 4.61%                              4,322,131

  1,200,000    Wisconsin Corporate Central Credit Union, 4.53%     1,200,000

                                                           -----------------
               Total variable rate demand notes
   		 (Cost $6,722,131)				   6,722,131
                                                           -----------------
               Total short-term investments
   		 (Cost $22,696,116)			          22,696,116
                                                           -----------------
               Total investments-100.3%
   		 (Cost $23,773,280)                               25,475,479

               Liabilities, less cash and
                  receivables-(0.3%) (A)                             (79,085)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                           $25,396,394
                                                           =================

          *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

          SP-ADR-Sponsored American Depositary Receipts

As of December 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $ 1,702,199

Aggregate gross unrealized depreciation                    0
                                              --------------
Net unrealized appreciation                       $1,702,199
                                              ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
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     By (Signature and Title)   /s/ Frederick L. Reynolds
                               ---------------------------
                                Frederick L. Reynolds, President

     Date   1/17/08
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Frederick L. Reynolds
                                   ---------------------------
                                    Frederick L. Reynolds, President

     Date   1/17/08
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     By (Signature and Title)      /s/ Frederick L. Reynolds
                                   ------------------------
 				    Frederick L. Reynolds, Treasurer

     Date   1/17/08
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